Consolidated Statements Of Operations And Comprehensive Income (Loss) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 30, 2013	Mar. 31, 2012	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Net sales	$ 1,150	$ 1,183	$ 2,222	$ 2,320	$ 4,766	$ 4,561	$ 4,257
Costs and expenses:
Cost of goods sold	936	979	1,831	1,964	3,949	3,878	3,667
Selling, general and administrative	75	84	152	156	308	275	272
Amortization of intangibles	27	26	54	54	109	106	107
Restructuring and impairment charges	1	3	6	26	31	221	41
Other operating expenses	2	11	7	20	44	39	46
Operating income	111	91	179	120	325	42	124
Other expense (income)					(7)	61	(27)
Debt extinguishment	48		64		(1)	(4)	(13)
Other income	(1)	2	(4)	(2)		61	(27)
Interest expense	61	83	131	166	328	327	313
Income (loss) before income taxes	3	6	(12)	(44)	4	(346)	(162)
Income tax expense (benefit)	2	4	(3)	(15)	2	(47)	(49)
Net income (loss)	1	2	(9)	(29)	2	(299)	(113)
Comprehensive income (loss):
Currency translation					6	(10)	6
Interest rate hedges					4	(8)
Other Comprehensive Income (Loss),Defined benefit pension and retiree health benefit plans					(14)	(14)	(12)
Provision for income taxes related to other comprehensive income items					5	7	7
Comprehensive income (loss)	$ (4)	$ 10	$ (11)	$ (20)	$ 3	$ (324)	$ (112)
Net income (loss) per share:
Basic	$ 0.01	$ 0.02	$ (0.08)	$ (0.35)	$ 0.02	$ (3.55)	$ (1.34)
Diluted	$ 0.01	$ 0.02	$ (0.08)	$ (0.35)	$ 0.02	$ (3.55)	$ (1.34)
Weighted-average number of shares outstanding: (thousands)
Basic	113,034	83,508	112,193	83,680	83,435	84,121	84,525
Diluted	118,197	84,574	112,193	83,680	86,644	84,121	84,525